COMBINED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMBINED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Net profit (loss)	€ 220.1	€ 153.2	€ (85.6)
Exchange differences on translating entities operating in foreign currency	(147.7)	(43.1)	127.0
Reclassification adjustment for net gains included in net profit (loss)	0.4	0.0	(9.4)
Cash-flow hedging	18.9	(6.3)	(34.3)
Income tax effect	(2.4)	(3.0)	10.8
Other comprehensive income (loss) to be reclassified to statement of income in subsequent years	(130.8)	(52.4)	94.1
Actuarial gains (losses) on defined benefit plans	(1.3)	(8.8)	3.3
Income tax effect	1.0	2.8	(1.0)
Other comprehensive income (loss) not being reclassified to statement of income in subsequent years	(0.3)	(6.0)	2.3
Other comprehensive income (loss), net of tax	(131.1)	(58.4)	96.4
Comprehensive income (loss)	89.0	94.8	10.8
Comprehensive (income) loss attributable to noncontrolling interest	(11.9)	(7.8)	0.6
Comprehensive income (loss) attributable to owners of the Technip Energies Group	€ 77.1	€ 87.0	€ 11.4